Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 99.43%
Communication services: 3.64%
Entertainment: 3.64%
Liberty Media Corp.-Liberty Live Class C†	32,477	$2,212,983
TKO Group Holdings, Inc. Class A	15,007	2,293,220
		4,506,203
Consumer discretionary: 14.37%
Broadline retail: 2.27%
Global-E Online Ltd.†	28,620	1,020,303
MercadoLibre, Inc.†	916	1,786,997
		2,807,300
Hotels, restaurants & leisure: 6.20%
DraftKings, Inc. Class A†	41,126	1,365,794
Dutch Bros, Inc. Class A†	29,620	1,828,739
Hyatt Hotels Corp. Class A	11,347	1,390,008
Viking Holdings Ltd.†	37,506	1,490,863
Wingstop, Inc.	7,091	1,599,588
		7,674,992
Household durables: 1.42%
Taylor Morrison Home Corp. Class A†	29,314	1,760,013
Specialty retail: 4.48%
Burlington Stores, Inc.†	6,640	1,582,511
Carvana Co. Class A†	7,644	1,598,208
Chewy, Inc. Class A†	31,083	1,010,508
Floor & Decor Holdings, Inc. Class A†	16,866	1,357,207
		5,548,434
Financials: 8.92%
Capital markets: 4.88%
Morningstar, Inc.	7,906	2,370,772
Robinhood Markets, Inc. Class A†	34,010	1,415,496
Tradeweb Markets, Inc. Class A	15,217	2,259,116
		6,045,384
Financial services: 4.04%
Equitable Holdings, Inc.	59,159	3,081,592
Toast, Inc. Class A†	57,769	1,916,198
		4,997,790
Health care: 22.17%
Biotechnology: 6.64%
ADMA Biologics, Inc.†	64,665	1,282,954
Ascendis Pharma AS ADR†	7,678	1,196,693
Insmed, Inc.†	17,342	1,323,021
Natera, Inc.†	20,777	2,938,075
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Biotechnology(continued)
Neurocrine Biosciences, Inc.†	8,872	$981,243
Vaxcyte, Inc.†	13,392	505,682
		8,227,668
Health care equipment & supplies: 5.99%
Glaukos Corp.†	12,165	1,197,279
Inspire Medical Systems, Inc.†	10,234	1,630,072
iRhythm Technologies, Inc.†	20,223	2,116,944
Penumbra, Inc.†	9,259	2,475,949
		7,420,244
Health care providers & services: 6.46%
GeneDx Holdings Corp. Class A†	5,484	485,691
HealthEquity, Inc.†	26,271	2,321,568
Option Care Health, Inc.†	50,252	1,756,307
RadNet, Inc.†	41,968	2,086,649
Tenet Healthcare Corp.†	9,981	1,342,445
		7,992,660
Life sciences tools & services: 1.94%
Bio-Techne Corp.	17,216	1,009,374
Repligen Corp.†	10,907	1,387,807
		2,397,181
Pharmaceuticals: 1.14%
Teva Pharmaceutical Industries Ltd. ADR†	92,104	1,415,638
Industrials: 22.83%
Aerospace & defense: 2.14%
Axon Enterprise, Inc.†	1,534	806,807
Curtiss-Wright Corp.	5,812	1,843,973
		2,650,780
Building products: 1.06%
AAON, Inc.	16,744	1,308,209
Commercial services & supplies: 5.70%
Casella Waste Systems, Inc. Class A†	30,482	3,399,048
RB Global, Inc.	22,318	2,238,495
Tetra Tech, Inc.	48,515	1,419,064
		7,056,607
Construction & engineering: 3.39%
Construction Partners, Inc. Class A†	33,154	2,382,778
EMCOR Group, Inc.	4,922	1,819,319
		4,202,097
Ground transportation: 1.66%
Saia, Inc.†	5,875	2,052,901
See accompanying notes to portfolio of investments
2 | Allspring VT Discovery SMID Cap Growth Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Machinery: 3.26%
Esab Corp.	15,952	$1,858,408
RBC Bearings, Inc.†	6,756	2,173,878
		4,032,286
Professional services: 1.31%
Parsons Corp.†	27,443	1,624,900
Trading companies & distributors: 4.31%
Applied Industrial Technologies, Inc.	9,429	2,124,731
SiteOne Landscape Supply, Inc.†	12,922	1,569,248
Watsco, Inc.	3,237	1,645,367
		5,339,346
Information technology: 22.07%
Electronic equipment, instruments & components: 2.92%
Novanta, Inc.†	13,892	1,776,370
Teledyne Technologies, Inc.†	3,682	1,832,568
		3,608,938
IT services: 1.82%
Globant SA†	9,733	1,145,769
Wix.com Ltd.†	6,762	1,104,775
		2,250,544
Semiconductors & semiconductor equipment: 3.57%
Entegris, Inc.	13,661	1,195,065
Impinj, Inc.†	9,433	855,573
Monolithic Power Systems, Inc.	2,190	1,270,156
Onto Innovation, Inc.†	9,086	1,102,495
		4,423,289
Software: 12.73%
CCC Intelligent Solutions Holdings, Inc.†	103,773	937,070
Clearwater Analytics Holdings, Inc. Class A†	61,533	1,649,084
Commvault Systems, Inc.†	16,015	2,526,526
CyberArk Software Ltd.†	5,876	1,986,088
Descartes Systems Group, Inc.†	18,350	1,850,231
Monday.com Ltd.†	7,439	1,808,867
Procore Technologies, Inc.†	34,373	2,269,306
Samsara, Inc. Class A†	35,735	1,369,723
Tyler Technologies, Inc.†	2,351	1,366,848
		15,763,743
Technology hardware, storage & peripherals: 1.03%
Pure Storage, Inc. Class A†	28,764	1,273,382
See accompanying notes to portfolio of investments
Allspring VT Discovery SMID Cap Growth Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Shares	Value
Materials: 3.05%
Metals & mining: 3.05%
ATI, Inc.†	22,354	$1,163,079
Carpenter Technology Corp.	14,420	2,612,615
		3,775,694
Real estate: 1.48%
Real estate management & development: 1.48%
Jones Lang LaSalle, Inc.†	7,409	1,836,765
Utilities: 0.90%
Independent power and renewable electricity producers: 0.90%
Talen Energy Corp.†	5,546	1,107,370
Total common stocks (Cost $112,260,643)		123,100,358

		Yield
Short-term investments: 0.68%
Investment companies: 0.68%
Allspring Government Money Market Fund Select Class♠∞		4.27%	847,781	847,781
Total short-term investments (Cost $847,781)				847,781
Total investments in securities (Cost $113,108,424)	100.11%			123,948,139
Other assets and liabilities, net	(0.11)			(139,043)
Total net assets	100.00%			$123,809,096

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,090,292	$9,603,179	$(9,845,690)	$0	$0	$847,781	847,781	$11,767
See accompanying notes to portfolio of investments
4 | Allspring VT Discovery SMID Cap Growth Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$4,506,203	$0	$0	$4,506,203
Consumer discretionary	17,790,739	0	0	17,790,739
Financials	11,043,174	0	0	11,043,174
Health care	27,453,391	0	0	27,453,391
Industrials	28,267,126	0	0	28,267,126
Information technology	27,319,896	0	0	27,319,896
Materials	3,775,694	0	0	3,775,694
Real estate	1,836,765	0	0	1,836,765
Utilities	1,107,370	0	0	1,107,370
Short-term investments
Investment companies	847,781	0	0	847,781
Total assets	$123,948,139	$0	$0	$123,948,139
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring VT Discovery SMID Cap Growth Fund | 5